Income Taxes (Deferred Tax Asset (Liability) and Related Valuation Allowance) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Allowance for doubtful accounts	$ 150	$ 114
Unearned income	2,525	1,801
Federal and state net operating losses	2,458	2,342
Capital loss carryforward	5,436	0
Accrued expenses	1,723	1,710
Prepaid expenses	(4,823)	(4,848)
Tax property basis less than book basis	(3,355)	(1,840)
Tax derivatives basis greater than book basis	2,281	1,612
Investment in Ashford, Inc.	0	7,197
Other	194	664
Deferred tax asset (liability)	6,589	8,752
Valuation allowance	(7,712)	(10,034)	$ (6,232)	$ (15,353)
Net deferred tax asset (liability)	$ (1,123)	$ (1,282)